Expense Example - Invesco VI Core Equity Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	83	259	450	1,002	108	337	585	1,294